Retirement Benefits	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Retirement Benefits	Retirement Benefits
The Company has defined contribution retirement plans or defined benefit pension plans covering substantially all employees. Company contributions to defined contribution retirement plans are generally based on a percentage of eligible pay or based on hours worked. Benefits under the defined benefit pension plans are generally based on years of service and/or final average pay.
The Company also sponsors several postretirement plans covering certain collectively-bargained salaried and hourly employees. The plans provide health care and life insurance benefits for eligible retirees. In most retiree health care plans, Company contributions towards premiums are capped based on the cost as of a certain date, thereby creating a defined contribution.
ATI instituted several actions over the last few years as part of its retirement benefit liability management strategy. Future benefit accruals for all participants in the U.S. defined benefit pension plans other than those subject to a CBA were frozen at the end of 2014, and subsequently CBAs were negotiated to close these plans to new entrants. As a result of these actions, the Company has now completely closed all defined benefit pension plans to new entrants, and has substantially limited the number of employees still accruing benefit service to approximately 1,300 participants, or less than 10% of the population in the U.S. qualified defined benefit pension plans. Additionally, all of ATI’s remaining collectively-bargained, capped defined benefit retiree health care plans are now closed to new entrants. These liability management actions have transitioned ATI’s retirement benefit and other postretirement benefit programs largely to a defined contribution structure.
Costs for defined contribution retirement plans were $44.8 million in 2019, $39.9 million in 2018, and $35.5 million in 2017. Company contributions to these defined contribution plans are funded with cash. Other postretirement benefit costs for a defined contribution plan were $1.0 million, $1.0 million, and $1.7 million for the fiscal years ended December 31, 2019, 2018 and 2017, respectively.
The components of pension and other postretirement benefit expense for the Company’s defined benefit plans included the following:

	Pension Benefits			Other Postretirement Benefits
(In millions)	2019	2018	2017	2019	2018	2017
Service cost—benefits earned during the year	$12.7	$16.4	$14.1	$1.9	$2.5	$2.4
Interest cost on benefits earned in prior years	105.5	104.8	116.7	14.8	12.7	14.6
Expected return on plan assets	(131.3)	(157.9)	(146.9)	—	—	—
Amortization of prior service cost (credit)	0.3	0.3	1.3	(2.9)	(2.9)	(2.9)
Amortization of net actuarial loss	73.7	65.9	62.6	13.5	10.6	9.0
Curtailment loss	—	0.4	—	—	—	—
Total retirement benefit expense	$60.9	$29.9	$47.8	$27.3	$22.9	$23.1

On June 1, 2018, a new CBA was ratified by USW-represented employees of the Company’s Specialty Alloys & Components (SAC) operations in Millersburg, OR. The new SAC CBA resulted in changes to retirement benefit programs, including a freeze to new entrants to the U.S. defined benefit pension plan and to postretirement health care benefits, and a hard freeze for most current pension plan participants covered by the SAC CBA, effective July 31, 2018. New hires covered by the CBA, and pension plan participants who are subject to the hard freeze, will receive Company contributions to a defined contribution retirement plan. The CBA also included pension benefit increases for all current pension plan participants affecting both prior and future service. The Company recognized a $0.4 million pension curtailment charge in the second quarter 2018 for the prior service cost of these pension benefit increases in connection with employees being hard frozen in the pension plan.
Actuarial assumptions used to develop the components of defined benefit pension expense and other postretirement benefit expense were as follows:

	Pension Benefits			Other Postretirement Benefits
	2019	2018	2017	2019	2018	2017
Discount rate	4.40%	3.85%	4.45%	4.35%	3.80%	4.35%
Rate of increase in future compensation levels	0.50 - 1.00%	0.50 - 1.00%	0.50 - 1.00%	—	—	—
Weighted average expected long-term rate of return on assets	7.52%	7.75%	7.75%	4.0%	4.0%	4.0%

Actuarial assumptions used for the valuation of defined benefit pension and other postretirement benefit obligations at the end of the respective periods were as follows:

	Pension Benefits		Other Postretirement Benefits
	2019	2018	2019	2018
Discount rate	3.40%	4.40%	3.25%	4.35%
Rate of increase in future compensation levels	0.50 - 1.00%	0.50 - 1.00%	—	—

A reconciliation of the funded status for the Company’s defined benefit pension and other postretirement benefit plans at December 31, 2019 and 2018 was as follows:

	Pension Benefits		Other Postretirement Benefits
(In millions)	2019	2018	2019	2018
Change in benefit obligations:
Benefit obligation at beginning of year	$2,497.7	$2,829.8	$359.1	$349.9
Service cost	12.7	16.4	1.9	2.5
Interest cost	105.5	104.8	14.8	12.7
Benefits paid	(274.6)	(294.5)	(37.7)	(36.5)
Subsidy paid	—	—	—	—
Effect of currency rates	2.8	(4.5)	—	—
Net actuarial (gains) losses – discount rate change	266.0	(150.4)	30.5	(17.8)
– other	14.3	(5.7)	(18.1)	48.3
Plan curtailments	—	0.4	—	—
Plan amendments	9.5	1.4	(5.2)	—
Benefit obligation at end of year	$2,633.9	$2,497.7	$345.3	$359.1

Pension plan amendments in 2019 pertain to an updated actuarial equivalence evaluation for alternate forms of benefit payments for certain covered groups. Other postretirement benefit plan amendments in 2019 are the result of converting certain covered groups to prospectively receive post-age 65 subsidies on a third-party retiree medical plan exchange, rather than continuing to receive Company-provided health plan benefits. Pension plan curtailments and amendments in 2018 are the result of changes to retirement benefit programs in the SAC CBA as discussed above. Actuarial effects of changes in discount rates are separately identified in the preceding table. During 2018, an actuarial loss was recognized on the Company’s other postretirement benefit obligations due to an updated study on attrition rates of participants in certain retiree medical plans.

	Pension Benefits		Other Postretirement Benefits
(In millions)	2019	2018	2019	2018
Change in plan assets:
Fair value of plan assets at beginning of year	$1,772.2	$2,129.6	$0.1	$0.6
Actual returns on plan assets and plan expenses	248.2	(107.2)	—	(0.5)
Employer contributions	153.4	49.3	—	—
Effect of currency rates	2.9	(5.0)	—	—
Benefits paid	(274.6)	(294.5)	—	—
Fair value of plan assets at end of year	$1,902.1	$1,772.2	$0.1	$0.1

Pension benefit payments in 2019 include $96 million for the annuity buyout of smaller pension balances in a U.S. defined benefit pension plan involving approximately 1,800, or 10% of participants. Pension benefit payments in 2018 include $97 million for the annuity buyout of smaller pension balances in a U.S. defined benefit pension plan involving approximately 3,700, or 17% of participants. These actions were also part of ATI’s retirement benefit liability management strategy to reduce the overall size of the pension obligation and to lower administrative costs.

Assets (liabilities) recognized in the consolidated balance sheets:
	Pension Benefits		Other Postretirement Benefits
	2019	2018	2019	2018
Noncurrent assets	$4.8	$9.2	$—	$—
Current liabilities	(5.1)	(4.7)	(32.7)	(40.6)
Noncurrent liabilities	(731.5)	(730.0)	(312.5)	(318.4)
Total amount recognized	$(731.8)	$(725.5)	$(345.2)	$(359.0)

Changes to accumulated other comprehensive loss related to pension and other postretirement benefit plans in 2019 and 2018 were as follows:

	Pension Benefits		Other Postretirement Benefits
(In millions)	2019	2018	2019	2018
Beginning of year accumulated other comprehensive loss	$(1,470.3)	$(1,426.1)	$(107.0)	$(83.7)
Amortization of net actuarial loss	73.7	65.9	13.5	10.6
Amortization of prior service cost (credit)	0.3	0.3	(2.9)	(2.9)
Remeasurements	(173.4)	(110.4)	(7.1)	(31.0)
End of year accumulated other comprehensive loss	$(1,569.7)	$(1,470.3)	$(103.5)	$(107.0)
Net change in accumulated other comprehensive loss	$(99.4)	$(44.2)	$3.5	$(23.3)

Amounts included in accumulated other comprehensive loss at December 31, 2019 and 2018 were as follows:

	Pension Benefits		Other Postretirement Benefits
(In millions)	2019	2018	2019	2018
Prior service (cost) credit	$(11.2)	$(2.1)	$11.0	$8.8
Net actuarial loss	(1,558.5)	(1,468.2)	(114.5)	(115.8)
Accumulated other comprehensive loss	(1,569.7)	(1,470.3)	(103.5)	(107.0)
Deferred tax effect	555.7	536.2	34.4	35.3
Accumulated other comprehensive loss, net of tax	$(1,014.0)	$(934.1)	$(69.1)	$(71.7)

Amounts in accumulated other comprehensive loss presented above do not include any effects of deferred tax asset valuation allowances. See Note 15 for further discussion on deferred tax asset valuation allowances.
Retirement benefit expense for 2020 for defined benefit plans is estimated to be approximately $60 million, comprised of $40 million for pension expense and $20 million of expense for other postretirement benefits. The net actuarial loss is recognized in the consolidated statement of operations using a corridor method. Because all of ATI’s pension plans are inactive, cumulative gains and losses in excess of 10% of the greater of the projected benefit obligation or the market value of plan assets are amortized over the expected average remaining future lifetime of participants, which is approximately 18 years on a weighted average basis. Prior service cost (credit) amortization is recognized in level amounts over the expected service of the active membership as of the amendment effective date. Amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost in 2020 are:

(In millions)	Pension Benefits	Other Postretirement Benefits	Total
Amortization of prior service cost (credit)	$0.6	$(3.8)	$(3.2)
Amortization of net actuarial loss	74.5	10.8	85.3
Amortization of accumulated other comprehensive loss	$75.1	$7.0	$82.1

The accumulated benefit obligation for all defined benefit pension plans was $2,621.1 million and $2,482.5 million at December 31, 2019 and 2018, respectively. Additional information for pension plans with accumulated benefit obligations and projected benefit obligations in excess of plan assets:

	Pension Benefits
(In millions)	2019	2018
Projected benefit obligation	$2,538.9	$2,420.8
Accumulated benefit obligation	$2,526.1	$2,405.6
Fair value of plan assets	$1,802.4	$1,686.1

Cash contributions to ATI’s U.S. qualified defined benefit pension plans were $145 million in 2019, $40 million in 2018 and $135 million in 2017. The Company funds the U.S. defined benefit pension plans in accordance with the Employee Retirement Income Security Act of 1974, as amended, and the Internal Revenue Code. Based upon current regulations and actuarial studies, the Company expects to make approximately $130 million in cash contributions to its U.S. qualified defined benefit pension plans in 2020. In addition, for 2020, the Company expects approximately $9 million of payments for U.S. nonqualified pension benefits and for contributions to its U.K. defined benefit pension plan.
The following table summarizes expected benefit payments from the Company’s various pension and other postretirement defined benefit plans through 2029, and also includes estimated Medicare Part D subsidies projected to be received during this period based on currently available information. Pension benefit payments for the U.S. qualified defined benefit pension plans and the U.K. defined benefit plan are made from pension plan assets.

(In millions)	Pension Benefits	Other Postretirement Benefits	Medicare Part D Subsidy
2020	$174.7	$32.8	$0.3
2021	172.0	34.1	0.3
2022	170.3	31.6	0.2
2023	168.3	29.4	0.2
2024	166.0	27.4	0.2
2025- 2029	786.5	110.1	0.7

The annual assumed rate of increase in the per capita cost of covered benefits (the health care cost trend rate) for health care plans was 6.0% in 2020 and is assumed to gradually decrease to 4.5% in the year 2038 and remain at that level thereafter. Assumed health care cost trend rates can have a significant effect on the amounts reported for the health care plans, however, the Company’s contributions for most of its’ retiree health plans are capped based on a fixed premium amount, which limits the impact of future health care cost increases.
The fair values of the Company’s pension plan assets are determined using net asset value (NAV) as a practical expedient, or by information categorized in the fair value hierarchy level based on the inputs used to determine fair value, as further discussed in Note 13. The fair values at December 31, 2019 were as follows:

(In millions)			Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs
Asset category	Total	NAV	(Level 1)	(Level 2)	(Level 3)
Equity securities:
U.S. equities	443.6	254.7	188.9	—	—
International equities	326.1	299.6	26.5	—	—
Debt securities and cash:
Fixed income and cash equivalents	650.7	419.9	58.7	172.1	—
Floating rate	51.0	51.0	—	—	—
Private equity	129.0	129.0	—	—	—
Hedge funds	263.9	263.9	—	—	—
Real estate and other	37.8	37.8	—	—	—
Total assets	$1,902.1	$1,455.9	$274.1	$172.1	$—

The fair values of the Company’s pension plan assets at December 31, 2018 were as follows:

(In millions)			Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs
Asset category	Total	NAV	(Level 1)	(Level 2)	(Level 3)
Equity securities:
U.S. equities	362.9	219.9	143.0	—	—
International equities	377.4	335.7	41.7	—	—
Debt securities and cash:
Fixed income and cash equivalents	493.7	116.9	6.3	370.5	—
Floating rate	90.1	68.9	21.2	—	—
Private equity	137.1	137.1	—	—	—
Hedge funds	258.3	258.3	—	—	—
Real estate and other	52.7	52.7	—	—	—
Total assets	$1,772.2	$1,189.5	$212.2	$370.5	$—

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Investments in U.S. and International equities, and Fixed Income are predominantly held in common/collective trust funds and registered investment companies. Some of these investments are publicly traded securities and are classified as Level 1, while others are public investment vehicles valued using the NAV provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding. These investments are not classified in the fair value hierarchy. In addition, some fixed income instruments are investments in debt instruments that are valued using external pricing vendors and are classified within Level 2 of the fair value hierarchy.
Floating interest rate global debt instruments are both domestic and foreign and include first lien debt, second lien debt and structured finance obligations, among others. These instruments are valued using NAV and are not classified in the fair value hierarchy, or are publicly traded securities and are classified as Level 1.
Private equity investments include both Direct Funds and Fund-of-Funds. Direct Funds are investments in Limited Partnership (LP) interests. Fund-of-Funds are investments in private equity funds that invest in other private equity funds or LPs. Fair value of these investments is determined utilizing net asset values, and are not classified in the fair value hierarchy.
Hedge fund investments are made as a limited partner in hedge funds managed by a general partner. Fair value of these investments is determined utilizing net asset values, and are not classified in the fair value hierarchy.
Real estate investments are made as a limited partner in a portfolio of properties managed by a general partner. Fair value of these investments is determined utilizing net asset values, and are not classified in the fair value hierarchy.
For certain investments which have formal financial valuations reported on a one-quarter lag, fair value is determined utilizing net asset values adjusted for subsequent cash flows, estimated financial performance and other significant events.
For 2020, the weighted average expected long-term rate of return on defined benefit pension assets is 7.16%. In developing expected long-term rate of return assumptions, the Company evaluated input from its third party pension plan asset managers and actuaries, including reviews of their asset class return expectations and long-term inflation assumptions. An expected long-term rate of return is based on expected asset allocations within ranges for each investment category and projected annual compound returns. The Company’s actual, weighted average returns on pension assets for the last five years have been 15.1% for 2019, (4.8)% for 2018, 16.9% for 2017, 5.3% for 2016, and (1.2)% for 2015.
The plan assets for the ATI Pension Plan, the Company’s primary U.S. qualified defined benefit pension plan, represent over 90% of total pension plan assets at December 31, 2019. The ATI Pension Plan invests in a diversified portfolio consisting of an array of asset classes that attempts to maximize returns while minimizing volatility. These asset classes include U.S. domestic equities, non-U.S. developed market equities, emerging market equities, hedge funds, private equity, traditional fixed income consisting of long government/credit and alternative credit, and real estate. The Company continually monitors the investment results of these asset classes and its fund managers, and explores other potential asset classes for possible future investment.
The target asset allocations for ATI Pension Plan for 2020, by major investment category, are:

Asset category	Target asset allocation range
U.S. equity	18% - 40%
Global equity	10% - 30%
Debt securities and cash	15% - 40%
Private equity	0% - 15%
Hedge funds	10% - 20%
Real estate and other	0% - 10%

As of December 31, 2019, the Company’s pension plans had outstanding commitments to invest up to $46 million in global debt securities, $91 million in private equity investments and $51 million in real estate investments. These commitments are expected to be satisfied through the reallocation of pension trust assets while maintaining investments within the target asset allocation ranges.
The Company contributes to several multiemployer defined benefit pension plans under collective bargaining agreements that cover certain of its union-represented employees. The risks of participating in such plans are different from the risks of single-employer plans, in the following respects:

a.	Assets contributed to a multiemployer plan by one employer may be used to provide benefits to employees of other participating employers.

b.	If a participating employer ceases to contribute to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers.

c.
If the Company ceases to have an obligation to contribute to the multiemployer plan in which it had been a contributing employer, it may be required to pay to the plan an amount based on the underfunded status of the plan and on the history of the Company’s participation in the plan prior to the cessation of its obligation to contribute. The amount that an employer that has ceased to have an obligation to contribute to a multiemployer plan is required to pay to the plan is referred to as a withdrawal liability.

The Company’s participation in multiemployer plans for the years ended December 31, 2019, 2018 and 2017 is reported in the following table. The Company’s contributions to the Steelworkers Western Independent Shops Pension Plan exceed 5% of this plan’s total contributions for the plan year ended September 30, 2018, which is the most recent information available from the Plan Administrator.

		Pension Protection Act Zone Status (1)		FIP / RP Status Pending / Implemented (2)	in millions				Expiration Dates of Collective Bargaining Agreements
	EIN / Pension Plan Number				Company Contributions			Surcharge Imposed (3)
Pension Fund		2019	2018		2019	2018	2017
Steelworkers Western Independent Shops Pension Plan	90-0169564 / 001	Green	Green	N/A	$0.9	$0.8	$0.6	No	2/29/2020
Boilermakers-Blacksmiths National Pension Trust	48-6168020 / 001	Red	Yellow	Yes	2.5	2.5	2.2	No	9/30/2026
IAM National Pension Fund	51-6031295 / 002	Red	Green	Yes	2.2	2.1	1.7	Yes	Various between 2021-2022 (4)
Total contributions					$5.6	$5.4	$4.5

(1)
The most recent Pension Protection Act Zone Status is based on information provided to ATI and other participating employers by each plan, as certified by the plan’s actuary. A plan in the “red” zone had been determined to be in “critical status”, based on criteria established by the Internal Revenue Code (Code), and is generally less than 65% funded. A plan in the “yellow” zone has been determined to be in “endangered status”, based on criteria established under the Code, and is generally less than 80% funded. A plan in the “green” zone has been determined to be neither in “critical status” nor in “endangered status”, and is generally at least 80% funded. Additionally, a plan may voluntarily place itself into a rehabilitation plan. In April 2019, the Company received notification from the IAM National Pension Fund (IAM Fund) that its’ actuary certified the IAM Fund as “endangered status” for the plan year beginning January 1, 2019, and that the IAM Fund was voluntarily placing itself in “red” zone status and implementing a rehabilitation plan. A 5% contribution surcharge has been imposed as of June 1, 2019 for the rest of 2019, increasing to a 10% surcharge rate beginning January 1, 2020 in addition to the contribution rate specified in the applicable collective bargaining agreements. The contribution surcharge ends when an employer begins contributing under a collective bargaining agreement that includes terms consistent with the rehabilitation plan. In April 2019, the Company received notification from the Boilermakers-Blacksmiths National Pension Trust (Blacksmiths Trust) that it was certified by its actuary as being in “red” zone status for the plan year beginning January 1, 2019. A rehabilitation plan has been adopted for the Blacksmiths Trust, and the Company and the Blacksmiths union agreed to adopt the rehabilitation plan in 2019 prior to a contribution surcharge being imposed.

(2)
The “FIP / RP Status Pending / Implemented” column indicates whether a Funding Improvement Plan, as required under the Code by plans in the “yellow” zone, or a Rehabilitation Plan, as required under the Code to be adopted by plans in the “red” zone, is pending or has been implemented as of the end of the plan year that ended in 2019.

(3)
The “Surcharge Imposed” column indicates whether ATI’s contribution rate for 2019 included an amount in addition to the contribution rate specified in the applicable collective bargaining agreement, as imposed by a plan in “critical status”, in accordance with the requirements of the Code.

(4)
The Company is party to five separate bargaining agreements that require contributions to this plan. Expiration dates of these collective bargaining agreements range between November 14, 2021 and July 14, 2022.